Business Segment Information - Geographic information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Business segment financial data
Sales	$ 349,115	$ 266,184	$ 248,040	$ 244,370	$ 308,824	$ 275,062	$ 265,016	$ 221,699	$ 1,107,709	$ 1,070,601	$ 1,028,899
Long-lived assets, net	119,600				98,600				119,600	98,600	72,200
United States
Business segment financial data
Sales									522,800	471,600	397,800
Long-lived assets, net	100,600				83,900				100,600	83,900	59,300
United Kingdom
Business segment financial data
Sales									219,400	243,000	282,400
Long-lived assets, net	11,700				9,400				11,700	9,400	8,600
Canada
Business segment financial data
Sales									31,500	44,600	17,500
Australia
Business segment financial data
Sales									175,600	154,000	164,600
Middle East
Business segment financial data
Sales									64,800	71,000	67,700
Far East
Business segment financial data
Sales									47,900	40,000	39,300
Other foreign countries
Business segment financial data
Sales									45,700	46,400	59,600
Long-lived assets, net	$ 7,300				$ 5,300				$ 7,300	$ 5,300	$ 4,300